Finance receivables (Impaired Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	¥ 99,338	¥ 80,285
Unpaid principal balance	98,565	79,526
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	29,537	27,151
Unpaid principal balance	28,788	26,418
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	99	100
Unpaid principal balance	75	74
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	32,616	20,400
Unpaid principal balance	32,616	20,400
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,415	24,439
Unpaid principal balance	27,415	24,439
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	9,671	8,195
Unpaid principal balance	9,671	8,195
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	36,183	26,793
Unpaid principal balance	36,183	26,793
Individually evaluated allowance	11,091	7,542
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	18,187	11,582
Unpaid principal balance	18,187	11,582
Individually evaluated allowance	3,141	1,525
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	10,545	9,353
Unpaid principal balance	10,545	9,353
Individually evaluated allowance	1,280	588
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	7,451	5,858
Unpaid principal balance	7,451	5,858
Individually evaluated allowance	6,670	5,429
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	33,519	26,241
Unpaid principal balance	33,519	26,241
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	14,429	8,818
Unpaid principal balance	14,429	8,818
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	16,870	15,086
Unpaid principal balance	16,870	15,086
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	2,220	2,337
Unpaid principal balance	2,220	2,337
Impaired Account Balances Aggregated and Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	29,636	27,251
Unpaid principal balance	28,863	26,492
Impaired Account Balances Aggregated and Evaluated for Impairment | Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	29,537	27,151
Unpaid principal balance	28,788	26,418
Impaired Account Balances Aggregated and Evaluated for Impairment | Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	99	100
Unpaid principal balance	¥ 75	¥ 74